Going Concern (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Net loss	$ (204,040)	$ (96,203)	$ (525,393)	$ (525,393)
Working capital deficit	(2,630,000)		(2,150,000)
Cash on hand	40,000		20,000
Private Placement [Member]
Proceeds from private offering of preference shares	$ 70,000		$ 70,000